Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of each of the funds listed in Appen dix A

In planning and performing our audits of the financial statements of each of the funds listed in Appendix A (constituting Allianz Variable Insurance Products Fund of Funds Trust, hereafter referred to collect ively as the "Funds") as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Ove rsight Board (United States) (PCAOB), we considered the Funds' intern al control over financial reporting, including controls over safeguar ding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpos e of expressing an opinion on the effectiveness of the Funds' interna l control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over fina ncial reporting.

The management of the Fund is responsible for establishing and mainta ining effective internal control over financial reporting. In fulfill ing this responsibility, estimates and judgments by management are re quired to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

New York, New York
February 20, 2026


APPENDIX A

AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund


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